Related Parties - Additional Information (Details) - Total for all related parties - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of transactions between related parties [line items]
Voting right percentage	44.60%
Top of range
Disclosure of transactions between related parties [line items]
Payments of incremental benefit in the event of termination	$ 7,378	$ 6,433